Basis of Presentation - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Oct. 04, 2013	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock split of common stock	3
CommScope Holding Company, Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Acquisition date of CommScope, Inc.		Jan. 14, 2011
Maximum restricted net assets of the subsidiaries		25.00%
Stock split of common stock	3